OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INCOME
Summary of amounts recognized in other income line item of consolidated statements of income (loss)

	Year Ended December 31,
	2019	2018
Loss (gain) on disposal of property, plant and mine development (Note 10 )	$11,907	$(22,764)
Interest income	(6,688)	(10,245)
Other	(18,388)	(2,285)
Other income	$(13,169)	$(35,294)